Capital Management - Participating Account Seed Capital (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Shareholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	$ 110
Retained earnings
Entity Location [Line Items]
Increase (decrease) through transfer from participating policyholders' equity	89		$ 0	$ 89
Participating policyholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	(110)
Canada | Shareholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	75
Canada | Retained earnings
Entity Location [Line Items]
Increase (decrease) through transfer from participating policyholders' equity	50
Canada | Participating policyholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	(75)
SLF U.S. | Shareholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	35	$ 28
SLF U.S. | Retained earnings
Entity Location [Line Items]
Increase (decrease) through transfer from participating policyholders' equity	39
SLF U.S. | Participating policyholders
Entity Location [Line Items]
Increase (decrease) in net income (loss) through transfers of interest on seed capital	$ (35)